Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Current	$ 4,514	$ 3,965
Non-current	11,973	10,478
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	8,689	11,910
Increases to existing and new provisions	47	174
Exchange translation	(8)	(58)
Released during the year	(35)	(42)
Amortisation of discounting impacting net finance costs	839	554
Divestment and demerger of subsidiaries and operations		(4,477)
Utilisation	(273)	(316)
Exchange variations impacting foreign currency translation reserve		(3)
Other movements		62
At the end of the financial year	9,887	8,689
Current	520	475
Non-current	9,367	8,214
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,198
Change in estimate	510	1,579
Exchange translation	(50)	(694)
At the end of the financial year	7,366	6,198
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,491
At the end of the financial year	2,521	$ 2,491
OZ Minerals Limited [member] | Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
Acquisition of subsidiaries and operations	$ 168